CONDENSED BALANCE SHEETS	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USN ($)	Oct. 21, 2018 USD ($)
Current assets:
Cash	$ 712,980		$ 1,175,207		$ 37,044
Prepaid expenses and other assets	136,324		176,403		32,152
Total current assets	849,304		1,351,610		69,196
Restricted cash equivalents held in Trust Account	234,150,965		233,232,730
Deferred offering costs associated with the initial public offering					411,948
Total Assets	235,000,269		234,584,340		481,144
Current liabilities:
Accounts payable	35,505		133,562		21,218
Accrued expenses	56,550		50,000		22,100
Due to related parties					115,381
Franchise tax payable	100,050		200,000
Income tax payable	36,157		88,057
Total current liabilities	228,262		471,619		158,699
Deferred legal fees	450,000		450,000	$ 450,000	300,000	$ 300,000
Deferred underwriting commissions	8,050,000		8,050,000
Note payable	41,666
Total Liabilities	8,769,928		8,971,619		458,699
Commitments and contingencies
Class A common stock, $0.0001 par value; 22,123,034 and 22,061,272 shares subject to possible redemption at $10 per share at June 30, 2020 and 2019 respectively	221,230,340		220,612,720
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	6,840,012		4,749,168		24,425
Retained earnings (Accumulated deficit)	(1,840,674)		250,164		(2,555)
Total stockholders' equity	5,000,001	$ 5,000,006	5,000,001		22,445		$ 0
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Equity	235,000,269		234,584,340		481,144
Class A Common stock
Stockholders' Equity:
Common stock, value	88		94
Total stockholders' equity	88	88	94				0
Class B common stock
Stockholders' Equity:
Common stock, value	575		575		575
Total stockholders' equity	$ 575	$ 575	$ 575		$ 575		$ 0